Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016
Income Statement [Abstract]
Revenues		$ 90,000		$ 160,000
Cost of sales					32	32
Gross loss		90,000		160,000	(32)	(32)
Operating expenses
Selling, general and administrative expenses	315,602	169,427	289,098	562,930	349,486	997,263
Research and development expenses		17,500		67,848	10,000,000	10,000,000
Stock based compensation		2,552		5,928
Total operating expenses		189,479	289,098	636,706	10,349,486
Net loss from operations	(315,602)	(99,479)	(289,098)	(476,706)	(10,349,518)	(10,997,295)
Other income(expense)
Bank Interest Income		100	361	149	361	361
Gain on exchange differences			89		141	141
Interest Expense		(28,500)	(3,753)	(47,500)	(3,753)	(10,170)
Total Other income (expenses)		(28,500)	(3,753)	(47,351)	(3,251)	(9,668)
Loss from continuing operations before income taxes	(315,602)	(127,879)	(292,401)	(524,057)	(10,352,769)	(11,006,963)
Income taxes expenses			(836)	(830)	(836)	(836)
Net loss	$ (315,602)	$ (127,879)	$ (293,237)	$ (524,887)	$ (10,353,605)	$ (11,007,799)
Basic and Diluted loss per share
Basic and diluted loss per share	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.05)	$ (0.06)
Weighted average number of shares outstanding basic and diluted	160,823,831	213,746,647	208,779,424	212,203,790	208,779,424	193,981,153